UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-2

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2017

Date of reporting period:	6/30/2017

Item 1 – Reports to Stockholders –

The Prudential Variable Contract Account-2

SEMIANNUAL REPORT	June 30, 2017

This report is for the information of persons participating in The Prudential Variable Contract Account-2 (VCA-2, or the “Account”). VCA-2 is a group annuity insurance product issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and is distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, 655 Broad Street, 19th Floor, Newark, NJ 07102. Both are Prudential Financial companies.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

The views expressed in this report and information about the Account’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2017, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report.

Investors should consider the contract and VCA-2’s investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectus that can be obtained from your financial professional. You should read the prospectus carefully before investing.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

A description of the Account’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call (800) 458-6333 to obtain descriptions of the Account’s proxy voting policies and procedures. Information regarding how the Account voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (Commission), at www.sec.gov.

The Account’s Statement of Additional Information contains additional information about the members of the Account’s Committee and is available without charge upon request by calling (800) 458-6333.

The Account files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800) SEC-0330. Participants may obtain copies of Form N-Q filings by calling (800) 458-6333.

The Prudential Variable Contract Account-2 Table of Contents	Semiannual Report	June 30, 2017

∎	LETTER TO PARTICIPANTS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FINANCIAL REPORTS

Section A	Statement of Net Assets and Financial Statements
Section B	Financial Highlights
Section C	Notes to Financial Statements

∎	APPROVAL OF ADVISORY AGREEMENTS

The Prudential Variable Contract Account-2 Letter to Participants	June 30, 2017

∎	DEAR PARTICIPANT,

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Variable Contract Account-2 semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Stuart Parker

President,

The Prudential Variable Contract Account-2	July 31, 2017

The Prudential Variable Contract Account-2 (VCA-2) Presentation of Portfolio Holdings — unaudited	June 30, 2017

VCA-2
Five Largest Holdings	(% of Net Assets	)
JPMorgan Chase & Co.	3.30%
Apple, Inc.	2.80%
Goldman Sachs Group, Inc. (The)	2.80%
Microsoft Corp.	2.50%
Bank of America Corp.	2.10%

For a complete listing of holdings, refer to the Statement of Net Assets section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (unaudited)

June 30, 2017

LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 2.7%
Boeing Co. (The)	13,399	$2,649,652
United Technologies Corp.	28,640	3,497,230

		6,146,882

Automobiles — 1.0%
Tesla, Inc.*	6,114	2,210,884

Banks — 10.7%
Bank of America Corp.	196,482	4,766,653
BB&T Corp.	64,082	2,909,964
Citigroup, Inc.	58,141	3,888,470
JPMorgan Chase & Co.	80,534	7,360,808
PNC Financial Services Group, Inc. (The)	25,630	3,200,418
Wells Fargo & Co.	39,097	2,166,365

		24,292,678

Biotechnology — 3.0%
BioMarin Pharmaceutical, Inc.*	10,868	987,032
Celgene Corp.*	29,010	3,767,529
Shire PLC, ADR	11,826	1,954,483

		6,709,044

Capital Markets — 2.8%
Goldman Sachs Group, Inc. (The)	28,393	6,300,407

Chemicals — 2.1%
Dow Chemicals Co. (The)	37,743	2,380,451
FMC Corp.	31,180	2,277,699

		4,658,150

Communications Equipment — 1.0%
Cisco Systems, Inc.	70,571	2,208,872

Consumer Finance — 2.4%
Capital One Financial Corp.	34,781	2,873,606
SLM Corp.*	225,002	2,587,523

		5,461,129

Containers & Packaging — 0.6%
Sealed Air Corp.	31,523	1,410,969

Electric Utilities — 2.6%
Exelon Corp.	63,861	2,303,466
PG&E Corp.	55,305	3,670,593

		5,974,059

Electrical Equipment — 1.1%
Eaton Corp. PLC	30,804	2,397,475

Electronic Equipment, Instruments & Components — 1.1%
Flex Ltd.*	158,178	2,579,883

Energy Equipment & Services — 1.1%
Halliburton Co.	59,687	2,549,232

Equity Real Estate Investment Trust (REITs) — 1.0%
American Tower Corp.	17,896	2,367,999

Food & Staples Retailing — 1.1%
Wal-Mart Stores, Inc.	34,030	2,575,390

COMMON STOCKS (continued)	Shares	Value
Food Products — 1.8%
Conagra Foods, Inc.	64,507	$2,306,770
Mondelez International, Inc. (Class A Stock)	39,580	1,709,460

		4,016,230

Health Care Equipment & Supplies — 1.2%
Zimmer Biomet Holdings, Inc.	21,520	2,763,168

Health Care Providers & Services — 2.4%
Cigna Corp.	17,174	2,874,756
Laboratory Corp. of America Holdings*	17,153	2,643,963

		5,518,719

Hotels, Restaurants & Leisure — 2.7%
Carnival Corp.	31,371	2,056,996
Hyatt Hotels Corp. (Class A Stock)*	41,073	2,308,713
McDonald’s Corp.	11,805	1,808,054

		6,173,763

Household Durables — 0.7%
Newell Brands, Inc.	28,487	1,527,473

Household Products — 1.6%
Procter & Gamble Co. (The)	40,297	3,511,884

Industrial Conglomerates — 0.7%
General Electric Co.	56,132	1,516,125

Insurance — 2.8%
Chubb Ltd. (Switzerland)	23,938	3,480,106
MetLife, Inc.	53,934	2,963,134

		6,443,240

Internet & Direct Marketing Retail — 2.8%
Amazon.com, Inc.*	3,830	3,707,440
Netflix, Inc.*	17,758	2,653,223

		6,360,663

Internet Software & Services — 9.0%
Alibaba Group Holding Ltd. (China), ADR*	33,249	4,684,784
Alphabet, Inc. (Class A Stock)*	4,231	3,933,476
Alphabet, Inc. (Class C Stock)*	1,774	1,612,087
eBay, Inc.*	65,903	2,301,333
Facebook, Inc. (Class A Stock)*	24,903	3,759,855
Tencent Holdings Ltd. (China), ADR	110,648	3,978,902

		20,270,437

IT Services — 2.1%
DXC Technology Co.	20,605	1,580,816
Mastercard, Inc. (Class A Stock)	27,291	3,314,492

		4,895,308

Machinery — 1.1%
Parker-Hannifin Corp.	14,926	2,385,473

Media — 4.8%
Charter Communications, Inc. (Class A Stock)*	9,443	3,180,875
Comcast Corp. (Class A Stock)	89,998	3,502,722

SEE NOTES TO FINANCIAL STATEMENTS.

A1

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (unaudited)

June 30, 2017

COMMON STOCKS (continued)	Shares	Value
Media (continued)
Liberty Global PLC (Series C) (United Kingdom)*	35,765	$1,115,153
Twenty-First Century Fox, Inc. (Class A Stock)	55,457	1,571,651
Viacom, Inc. (Class B Stock)	41,979	1,409,235

		10,779,636

Oil, Gas & Consumable Fuels — 5.5%
Anadarko Petroleum Corp.	24,012	1,088,704
Chevron Corp.	34,224	3,570,590
Hess Corp.	23,529	1,032,217
Noble Energy, Inc.	43,264	1,224,371
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	62,733	3,336,779
Suncor Energy, Inc. (Canada)	72,580	2,119,336

		12,371,997

Pharmaceuticals — 4.9%
Allergan PLC	9,996	2,429,928
Eli Lilly & Co.	28,509	2,346,291
Merck & Co., Inc.	46,673	2,991,273
Pfizer, Inc.	101,984	3,425,643

		11,193,135

Road & Rail — 1.7%
Ryder Systems, Inc.	18,713	1,346,962
Union Pacific Corp.	22,761	2,478,900

		3,825,862

Semiconductors & Semiconductor Equipment — 4.2%
Broadcom Ltd.	15,559	3,626,025
NVIDIA Corp.	24,142	3,489,968
Texas Instruments, Inc.	29,803	2,292,745

		9,408,738

Software — 8.0%
Activision Blizzard, Inc.	58,230	3,352,301
Adobe Systems, Inc.*	23,984	3,392,297
Microsoft Corp.	82,808	5,707,955
PTC, Inc.*	41,472	2,285,937
salesforce.com, Inc.*	38,990	3,376,534

		18,115,024

Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	44,657	6,431,501

Textiles, Apparel & Luxury Goods — 2.3%
adidas AG (Germany), ADR	26,586	2,551,458
Coach, Inc.	55,132	2,609,949

		5,161,407

Wireless Telecommunication Services — 1.0%
Vodafone Group PLC (United Kingdom), ADR	77,883	2,237,579

TOTAL COMMON STOCKS (cost $155,823,239)		222,750,415

SHORT-TERM INVESTMENT — 1.2%	Shares	Value
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $2,645,818)(a)	2,645,818	$2,645,818

TOTAL INVESTMENTS — 99.6% (cost $158,469,057)		225,396,233

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%
Receivable for Securities Sold		1,526,748
Cash		990,873
Interest and Dividends Receivable		252,886
Tax Reclaim Receivable		44,946
Payable Pending Capital Transactions		(114,487)
Payable for Securities Purchased		(1,815,404)

OTHER ASSETS IN EXCESS OF LIABILITIES		885,562

NET ASSETS — 100%		$226,281,795

NET ASSETS, representing:
Equity of Participants —
3,155,698 Accumulation Units at an Accumulation Unit Value of $69.8654		$220,474,146
Equity of Annuitants		4,748,545
Equity of The Prudential Insurance Company of America		1,059,104

		$226,281,795

The following abbreviations are used in the semiannual report:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	PGIM Investments LLC, the manager of the Account, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A2

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (unaudited)

June 30, 2017

Fair Value Measurements:

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$6,146,882	$—	$—
Automobiles	2,210,884	—	—
Banks	24,292,678	—	—
Biotechnology	6,709,044	—	—
Capital Markets	6,300,407	—	—
Chemicals	4,658,150	—	—
Communications Equipment	2,208,872	—	—
Consumer Finance	5,461,129	—	—
Containers & Packaging	1,410,969	—	—
Electric Utilities	5,974,059	—	—
Electrical Equipment	2,397,475	—	—
Electronic Equipment, Instruments & Components	2,579,883	—	—
Energy Equipment & Services	2,549,232	—	—
Equity Real Estate Investment Trust (REITs)	2,367,999	—	—
Food & Staples Retailing	2,575,390	—	—
Food Products	4,016,230	—	—
Health Care Equipment & Supplies	2,763,168	—	—
Health Care Providers & Services	5,518,719	—	—
Hotels, Restaurants & Leisure	6,173,763	—	—
Household Durables	1,527,473	—	—
Household Products	3,511,884	—	—
Industrial Conglomerates	1,516,125	—	—
Insurance	6,443,240	—	—
Internet & Direct Marketing Retail	6,360,663	—	—
Internet Software & Services	20,270,437	—	—
IT Services	4,895,308	—	—
Machinery	2,385,473	—	—
Media	10,779,636	—	—
Oil, Gas & Consumable Fuels	12,371,997	—	—
Pharmaceuticals	11,193,135	—	—
Road & Rail	3,825,862	—	—
Semiconductors & Semiconductor Equipment	9,408,738	—	—
Software	18,115,024	—	—
Technology Hardware, Storage & Peripherals	6,431,501	—	—
Textiles, Apparel & Luxury Goods	5,161,407	—	—
Wireless Telecommunication Services	2,237,579	—	—
Affiliated Mutual Fund	2,645,818	—	—

Total	$225,396,233	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report

SEE NOTES TO FINANCIAL STATEMENTS.

A3

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (unaudited)

June 30, 2017

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2017 were as follows:

Banks	10.7%
Internet Software & Services	9.0
Software	8.0
Oil, Gas & Consumable Fuels	5.5
Pharmaceuticals	4.9
Media	4.8
Semiconductors & Semiconductor Equipment	4.2
Biotechnology	3.0
Capital Markets	2.8
Insurance	2.8
Internet & Direct Marketing Retail	2.8
Technology Hardware, Storage & Peripherals	2.8
Aerospace & Defense	2.7
Hotels, Restaurants & Leisure	2.7
Electric Utilities	2.6
Consumer Finance	2.4
Health Care Providers & Services	2.4
Textiles, Apparel & Luxury Goods	2.3
Chemicals	2.1
IT Services	2.1

Food Products	1.8%
Road & Rail	1.7
Household Products	1.6
Affiliated Mutual Fund	1.2
Health Care Equipment & Supplies	1.2
Electrical Equipment	1.1
Electronic Equipment, Instruments & Components	1.1
Energy Equipment & Services	1.1
Food & Staples Retailing	1.1
Machinery	1.1
Automobiles	1.0
Communications Equipment	1.0
Equity Real Estate Investment Trust (REITs)	1.0
Wireless Telecommunications Services	1.0
Household Durables	0.7
Industrial Conglomerates	0.7
Containers & Packaging	0.6

99.6
Other assets in excess of liabilities	0.4

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A4

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2017

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $19,810 foreign withholding tax)	$1,911,514
Affiliated Dividend Income	12,306
Total Income	1,923,820
EXPENSES
Fees Charged to Participants and Annuitants for Investment Management Services	(139,743)
Fees Charged to Participants (other than Annuitants) for Assuming Mortality and Expense Risks	(409,369)
Total Expenses	(549,112)
NET INVESTMENT INCOME	1,374,708
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
Investment Transactions	8,457,598
Foreign Currency Transactions	7,609
8,465,207
Net Change in Unrealized Appreciation (Depreciation) on Investments	10,949,481
NET GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	19,414,688
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,789,396

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
OPERATIONS
Net Investment Income	$1,374,708	$3,076,830
Net Realized Gain on Investment and Foreign Currency Transactions	8,465,207	9,798,879
Net Change In Unrealized Appreciation (Depreciation) on Investments	10,949,481	416,555
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	20,789,396	13,292,265
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	192,701	649,580
Withdrawals and Transfers Out	(15,551,987)	(34,103,734)
Mortality and Expense Risk Charges Deducted from Annuitants’ Accounts	(9,862)	(19,069)
Variable Annuity Payments	(430,772)	(768,375)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(15,799,920)	(34,241,598)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	57,457	(861,027)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,046,933	(21,810,361)
NET ASSETS
Beginning of period	221,234,862	243,045,223
End of period	$226,281,795	$221,234,862

SEE NOTES TO FINANCIAL STATEMENTS.

A5

FINANCIAL HIGHLIGHTS FOR

VCA-2

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30, 2017		Year Ended December 31,
			2016	2015	2014	2013	2012
Investment Income	$.5773		$1.1021	$.9469	$.7348	$.7032	$.7051
Expenses
Investment management fee	(.0418)		(.0735)	(.0763)	(.0718)	(.0596)	(.0493)
Assuming mortality and expense risks	(.1251)		(.2203)	(.2284)	(.2151)	(.1786)	(.1476)
Net Investment Income	.4104		.8083	.6422	.4479	.4650	.5082
Capital Changes
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.7555		3.1300	(1.3303)	5.6719	12.5785	4.1824
Net Increase (Decrease) in Accumulation Unit Value	6.1659		3.9383	(.6881)	6.1198	13.0435	4.6906
Accumulation Unit Value
Beginning of period	63.6995		59.7612	60.4493	54.3295	41.2860	36.5954
End of period	$69.8654		$63.6995	$59.7612	$60.4493	$54.3295	$41.2860
Total Return**	9.68%		6.59%	(1.14%)	11.26%	31.59%	12.82%
Ratio of Expenses To Average Net Assets***	.50	%†	.50%	.50%	.50%	.50%	.50%
Ratio of Net Investment Income To Average Net Assets***	1.23	%†	1.37%	1.06%	.78%	.98%	1.29%
Portfolio Turnover Rate	23	%††	40%	47%	70%	69%	45%
Number of Accumulation Units Outstanding For Participants at end of period (000 omitted)	3,156		3,384	3,952	4,579	5,046	5,495

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-2.
†	Annualized.
††	Not Annualized.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

B1

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-2 (unaudited)

Note 1:	General

The Prudential Variable Contract Account-2 (VCA-2 or the Account) was established on January 9, 1968 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended. VCA-2 has been designed for use by public school systems and certain tax-exempt organizations to provide for the purchase and payment of tax-deferred variable annuities. The investment objective of the Account is long-term growth of capital. Its investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

Note 2:	Accounting Policies

The Account follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Account consistently follows such policies in the preparation of its financial statements.

Securities Valuation:    The Account holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Account’s Statement of Net Assets.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

C1

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Account Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Committee. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Rights:    The Account may hold rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such rights are held as long positions by the Account until exercised, sold or expired. Rights are valued at fair value in accordance with the Committee Members’ approved fair valuation procedures.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Committee, the Account may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Account has valued the investment. Therefore, the Account may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Account’s subadviser under the guidelines adopted by the Committee Members of the Account. However, the liquidity of the Account’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Account are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Account are presented at the foreign exchange rates and market values at the close of the period, the Account does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Account does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Account does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Account’s books and the U.S. dollar equivalent amounts

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actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains or (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual. Income and realized and unrealized gains and (losses) are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-2.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-2 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-2 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-2 has not been reduced by federal income taxes.

Annuity Reserves:    Reserves are computed for purchased annuities using the Prudential 1950 Group Annuity Valuation (GAV) Table, adjusted, and a valuation interest rate related to the Assumed Investment Result (AIR). The valuation interest rate is equal to the AIR less 0.50% in contract charges defined in Note 3. The AIRs are selected by each Contract-holder and are described in the prospectus.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with management of the Account. PGIM Investments pays for the services of Jennison.

A daily charge, at an effective annual rate of 0.125% of the current value of the Participant’s (other than Annuitants’ and PICA’s) equity in VCA-2, is charged to the Account and paid to PGIM Investments for investment management services. An equivalent charge is deducted monthly in determining the amount of Annuitants’ payments.

A daily charge, paid to PGIM Investments for assuming mortality and expense risks, is calculated at an effective annual rate of 0.375% of the current value of the Participant’s (other than Annuitants’ and PICA’s) equity in VCA-2. A one-time equivalent charge is deducted when the Annuity Units for Annuitants are determined.

PICA, PGIM Investments and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual administration charge of not more than $30 annually is deducted from the accumulation account of certain Participants either at the time of withdrawal of the value of the entire Participant’s account or at the end of the fiscal year by canceling Accumulation Units. This deduction may be made from a fixed-dollar annuity contract if the Participant is enrolled under such a contract.

A charge of 2.5% for sales and other marketing expenses is deducted from certain Participant’s purchase payments. For the six months ended June 30, 2017, PICA has advised the Account it has not received any sales charges.

Note 4:	Other Transactions with Affiliates

The Account may enter into certain securities purchase or sale transactions under Committee approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Committee. For the period ended June 30, 2017 no such transactions were entered into by the Account.

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During the six months ended June 30, 2017 the Account invested in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PGIM Investments. Earnings from the Core Fund are disclosed on the Statement of Operations as, “Affiliated dividend income”.

Note 5:	Purchases and Sales of Portfolio Securities

For the six months ended June 30, 2017, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $50,062,371 and $65,468,943, respectively.

Note 6:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2017 and the year ended December 31, 2016, respectively, are as follows:

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
Units issued	2,976	10,962
Units redeemed	(231,688)	(578,400)
Net decrease	(228,712)	(567,438)

Note 7:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increases to/(reductions from) PICA’s investment Account. The increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 8:	Participant Loans

Participant loan initiations are not permitted in VCA-2. However, participants who initiated loans in other accounts are permitted to direct loan repayments into VCA-2.

For the six months ended June 30, 2017 and year ended December 31, 2016, $0 and $1,068 of participant loan principal and interest have been paid to VCA-2, respectively. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 9:	Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures.

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Approval of Advisory Agreements

The VCA-2 Committee

The Committee of the Prudential Variable Contract Account-2 (“VCA-2”) (the “Committee”) consists of ten individuals, seven of whom are not “interested persons” of VCA-2, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Committee Members”). The Committee is responsible for the oversight of VCA-2 and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Committee Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Committee is an Independent Committee Member. The Committee has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Committees Members.

Annual Approval of VCA-2’s Advisory Agreements

As required under the 1940 Act, the Committee determines annually whether to renew VCA-2’s management agreement with PGIM Investments LLC (“PGIM Investments”) and VCA-2’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Committee, including all of the Independent Committee Members, met on June 6-8, 2017 and approved the renewal of the agreements through July 31, 2018, after concluding that the renewal of the agreements was in the best interests of VCA-2 and its investors.

In advance of the meetings, the Committee requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Committee considered comparative fee information from PGIM Investments and Jennison. Also, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of VCA-2, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with VCA-2 and its investors as VCA-2’s assets grow. In its deliberations, the Committee did not did not identify any single factor which alone was responsible for the Committee’s decision to approve the agreements with respect to VCA-2. In connection with its deliberations, the Committee considered information provided by PGIM Investments throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2017.

The Committee determined that the overall arrangements between VCA-2 and PGIM Investments, which serves as VCA-2’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as VCA-2’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of VCA-2 and its investors in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee’s reaching its determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature, quality and extent of services provided to VCA-2 by PGIM Investments and Jennison. The Committee considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for VCA-2, as well as the provision of recordkeeping, compliance, and other services to VCA-2. With respect to PGIM Investments’ oversight of the subadviser, the Committee noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Committee also considered that PGIM Investments pays the salaries of all of the officers and Committee Members. The Committee also considered the investment subadvisory services provided by Jennison, as well as adherence to VCA-2’s investment restrictions and compliance with applicable VCA-2 policies and procedures. The Committee considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Committee considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of VCA-2 and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of VCA-2’s portfolio. The Committee was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Committee also noted that it received favorable compliance reports from VCA-2’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison. The Committee noted that Jennison is affiliated with PGIM Investments.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to VCA-2 by Jennison, and that there was a reasonable basis on which to conclude that VCA-2 benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Committee was provided with information on the profitability of PGIM Investments and its affiliates in serving as VCA-2’s investment manager. The Committee discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Committee concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable. The Committee did not separately consider the profitability of the subadviser, an affiliate of PGIM Investments, as its profitability was reflected in the profitability report for PGIM Investments.

Economies of Scale

The Committee received and discussed information concerning economies of scale that PGIM Investments may realize as VCA-2’s assets grow beyond current levels. The Committee considered information provided by PGIM Investments regarding the launch date of VCA-2, the management fees of VCA-2 compared to those of similarly managed funds and PGIM Investments’ investment in VCA-2 over time. The Committee noted that economies of scale, if any, may be shared with VCA-2 in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Committee considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of VCA-2 and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Committee recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Committee’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Committee considered potential ancillary benefits that might be received by PGIM Investments and Jennison and their affiliates as a result of their relationship with VCA-2. The Committee concluded that potential benefits to be derived by PGIM Investments included benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with VCA-2. The Committee concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Committee concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of VCA-2 / Fees and Expenses

The Committee considered certain additional specific factors and made related conclusions relating to the historical performance of VCA-2 for the one-, three-, five- and ten-year periods ended December 31, 2016. The Committee also considered VCA-2’s actual management fee, as well as VCA-2’s net total expense ratio, for the fiscal year ended December 31, 2016. The Committee considered the management fee for VCA-2 as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by VCA-2 investors and includes any fee waivers or reimbursements. The net total expense ratio for VCA-2 represents the actual expense ratio incurred by VCA-2 investors.

The mutual funds included in the Peer Universe (the Lipper VA Large-Cap Core Funds Performance Universe)1, which was used to consider performance, and the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. To the extent that PGIM Investments deemed appropriate, and for reasons addressed in detail with the Committee, PGIM Investments may have provided supplemental data compiled by Broadridge for the Committee’s consideration. The comparisons placed VCA-2 in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Committee and the Committee’s conclusions regarding VCA-2’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of any fund expenses, or subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Committee.

Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Committee noted that VCA-2 underperformed its benchmark index over all periods.

•	The Committee noted PGIM Investments’ explanation that the underperformance was primarily attributable to VCA-2’s value investment style, which had not been in favor in the market during the past several years.

•	In this regard, the Committee noted PGIM Investments’ assertion that value investing had gained favor in the market during the second half of 2016 and continuing into 2017, and considered information provided by PGIM Investments indicating that VCA-2 outperformed its benchmark index and ranked in the first quartile of its Peer Universe for the second half of 2016. The Board also considered that the Fund had continued to outperform its benchmark and ranked in the second quartile of its Peer Universe during the first quarter of 2017.

•	The Board also considered that VCA-2’s portfolio manager had changed in September 2014, and prior performance was not attributable to the current portfolio manager.

•	The Committee concluded that, in light of the above, it would be in the best interests of VCA-2 and its investors to renew the agreements.

•	The Committee concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Committee concluded that the approval of the agreements was in the best interests of VCA-2 and its investors.

[1]	Although VCA-2 is classified in the Lipper VA Multi-Cap Core Funds Performance Universe, the Lipper VA Large-Cap Core Funds Performance Universe was utilized because PGIM Investments believes that the funds included in this Universe are more consistent with VCA-2’s investment approach, and therefore, provide a more appropriate basis for VCA-2 performance comparisons.

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. Please be sure to have your contract number available when you call.

(800) 458-6333

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

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©2017 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

LT.RS.001

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:         The Prudential Variable Contract Account-2

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	August 24, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	August 24, 2017